Insurance contracts and contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 18,825	R$ 1,451
Other Assets Non Current [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	18,825	1,451
Contingencies correspondent amount	R$ 135,355	R$ 53,499